CAPITAL MANAGEMENT (Details Narrative) - USD ($) $ in Thousands	Mar. 31, 2025	Mar. 31, 2024
Capital Management
Payables and accrued expenses	$ 1,100	$ 40
[custom:PayablesAndAccruedExpenseNonCurrent-0]	2,800
Current assets	2,200	7,700
Shareholders' equity attributable to owners	$ 100	$ 4,000